CONSOLIDATED STATEMENT OF CASH FLOWS - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Income for the year before income tax	$ 163,898,997	$ 80,337,502	$ 46,226,011
Adjustments to reconcile income for the year before income tax to net cash flows:
Depreciation of property, plant and equipment	64,072,513	48,238,614	46,330,005
Amortization of intangible assets	6,145,364	12,334,158	18,645,411
Reversal of impairment / (impairment) of property, plant and equipment and intangible assets	(43,994,536)	43,670,460	47,102,661
Loss from disposal (Income from sale) of property, plant and equipment	8,461,885	(61,955)	(637,987)
Recovery (Charge) discount of tax credits	763,531	(818,538)	(1,436,000)
Interest earned from customers	(33,388,985)	(20,714,927)	(21,902,168)
Finance income	(230,203,826)	(79,527,910)	(11,784,114)
Finance expenses	356,774,380	135,316,228	108,067,187
Insurance recovery	0	(4,174,622)	0
Share of the profit of associates	(6,115,780)	(347,325)	3,424,273
Gain from bargain purchases	(72,645,358)	(37,911,293)	0
Material and spare parts impairments	716,167	1,594,977	250,861
Movements in provisions, and long-term employee benefit plan expense	3,692,018	1,070,834	1,857,254
Biological assets revaluation	(12,658,919)	0	0
Foreign exchange difference for trade receivables	(190,654,483)	(85,079,807)	(41,734,061)
Net monetary results effect	123,284,321	52,082,034	(5,446,892)
Trade and tax interests losts	1,792,410	0	3,787,816
Working capital adjustments:
Decrease in trade and other receivables	42,974,477	31,262,737	22,139,735
(Increase) Decrease in other non-financial assets, biological assets and inventories	(32,310,543)	10,559,232	(6,002,547)
Decrease in trade and other payables, other non-financial liabilities and liabilities from employee benefits	(19,130,210)	(11,473,497)	(41,805,221)
Interest received from customers	29,320,380	18,030,017	21,369,929
Trade and tax interests paid	(952,955)	0	(3,787,816)
Income tax paid	(34,344,072)	(25,046,766)	(26,730,242)
Insurance recovery collected	118,000	3,921,416	0
Net cash flows provided by operating activities	125,614,776	173,261,569	157,934,095
Investing activities
Purchase of property, plant and equipment and materials	(9,834,940)	(10,434,395)	(32,586,599)
Dividends received	6,728,299	875,311	850,261
Sale of property, plant and equipment	0	146,707	22,110,475
Acquisition of financial assets, net	(22,793,255)	(55,592,318)	0
Acquisition of subsidiaries and associates, net of cash acquired	(36,017,836)	(32,252,001)	(32,376,289)
Acquisition of treasury shares	1,659,780	(88,845)	0
Net cash flows used in investing activities	(63,577,512)	(97,345,541)	(42,002,152)
Financing activities
Bank and investment accounts overdrafts (paid) received, net	(4,814,307)	6,558,899	(9,766,394)
Loans received	71,906,462	0	0
Loans paid	(93,096,630)	(26,333,200)	(78,207,660)
Corporate bonds repurchase payment	(6,474,215)	0	0
Direct financing and loans refinancing costs	(1,711,546)	(888,343)	(2,112,876)
Interest paid	(23,648,968)	(18,946,446)	(25,465,098)
Dividends paid	(21,914,775)	(11,171,400)	(714,491)
Net cash flows used in financing activities	(79,753,979)	(50,780,490)	(116,266,519)
(Decrease) Increase in cash and cash equivalents	(17,716,715)	25,135,538	(334,576)
Exchange difference and other financial results	20,416,299	4,059,896	487,562
Monetary results effect on cash and cash equivalents	(18,014,900)	(2,118,590)	(995,813)
Cash and cash equivalents as of January 1	28,785,809	1,708,965	2,551,793
Cash and cash equivalents as of December 31	$ 13,470,493	$ 28,785,809	$ 1,708,965